Financial Instruments - Schedule of Exposure to Credit Risk and Expected Credit Losses for Trade and Other Receivables and Amounts Owed by Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Exposure to Credit Risk and Expected Credit Losses for Trade and Other Receivables and Amounts Owed by Related Parties [Line Items]
Weighted-average loss rate	19.31%	14.21%
Gross carrying amount	$ 148,915	$ 202,306
Impairment loss allowance	(28,755)	(28,747)
Total	$ 120,160	$ 173,559
Current (not past due) [Member]
Schedule of Exposure to Credit Risk and Expected Credit Losses for Trade and Other Receivables and Amounts Owed by Related Parties [Line Items]
Weighted-average loss rate	3.80%	0.24%
Gross carrying amount	$ 87,647	$ 142,127
Impairment loss allowance	(3,329)	(340)
Total	$ 84,318	$ 141,787
1-30 days past due [Member]
Schedule of Exposure to Credit Risk and Expected Credit Losses for Trade and Other Receivables and Amounts Owed by Related Parties [Line Items]
Weighted-average loss rate	12.99%	3.33%
Gross carrying amount	$ 9,197	$ 9,669
Impairment loss allowance	(1,195)	(322)
Total	$ 8,002	$ 9,347
31-60 days past due [Member]
Schedule of Exposure to Credit Risk and Expected Credit Losses for Trade and Other Receivables and Amounts Owed by Related Parties [Line Items]
Weighted-average loss rate	8.58%	3.53%
Gross carrying amount	$ 6,827	$ 7,257
Impairment loss allowance	(586)	(256)
Total	$ 6,241	$ 7,001
61-90 days past due [Member]
Schedule of Exposure to Credit Risk and Expected Credit Losses for Trade and Other Receivables and Amounts Owed by Related Parties [Line Items]
Weighted-average loss rate	13.58%	4.64%
Gross carrying amount	$ 3,858	$ 5,972
Impairment loss allowance	(524)	(277)
Total	$ 3,334	$ 5,695
91-120 days past due [Member]
Schedule of Exposure to Credit Risk and Expected Credit Losses for Trade and Other Receivables and Amounts Owed by Related Parties [Line Items]
Weighted-average loss rate	13.69%	8.44%
Gross carrying amount	$ 5,165	$ 4,691
Impairment loss allowance	(707)	(396)
Total	$ 4,458	$ 4,295
More than 120 days past due [Member]
Schedule of Exposure to Credit Risk and Expected Credit Losses for Trade and Other Receivables and Amounts Owed by Related Parties [Line Items]
Weighted-average loss rate	61.88%	83.33%
Gross carrying amount	$ 36,221	$ 32,590
Impairment loss allowance	(22,414)	(27,156)
Total	$ 13,807	$ 5,434